UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22635

Blackstone Alternative Alpha Master Fund

(Exact name of registrant as specified in charter)

345 Park Avenue, 28th Floor

New York, NY 10154

(Address of principal executive offices)

Peter Koffler, Esq.

c/o Blackstone Alternative Asset Management L.P.

345 Park Avenue

28th Floor

New York, NY 10154

(Name and address of agent for service)

With a copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Registrant’s telephone number, including area code: (212) 583-5000

Date of fiscal year end: March 31, 2014

Date of reporting period: September 30, 2013

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached hereto.

Blackstone

Blackstone Alternative Alpha Master Fund and Subsidiary

Semi-Annual Report (Unaudited)

For the Period Ended September 30, 2013

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Assets and Liabilities (Unaudited)

As of September 30, 2013

Assets:
Investments in Investee Funds, at fair value (Cost $331,209,796)	$358,366,968
Cash	5,377,015
Investment subscriptions paid in advance to Investee Funds	16,000,000
Prepaid expenses	115,151
Receivable from investments sold	5,348
Interest receivable	420

Total assets	379,864,902

Liabilities:
Shareholder subscriptions received in advance	19,200,000
Management fees payable	1,040,079
Payable to Investment Manager	249,752
Accrued expenses and other liabilities	220,684

Total liabilities	20,710,515

Net assets	$359,154,387

Components of Net Assets:
Paid-in capital	$337,952,360
Accumulated net investment loss	(4,929,710)
Accumulated net realized loss	(1,025,435)
Net unrealized appreciation on investments	27,157,172

Net assets	$359,154,387

Net Asset Value:
Net assets	$359,154,387
Shares of beneficial interests outstanding, no par value, unlimited shares authorized	324,432

Net asset value per share	$1,107.02

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Unaudited)

September 30, 2013

	Shares	Cost	Fair Value	Percentage of Total Net Assets	Redemptions Permitted(1)	Redemption Notification Period(1)
Investments in Investee Funds:
Equity(a)
Samlyn Offshore Ltd.(2)	28,942	$29,000,000	$29,372,497	8.18%	Semi-annually	45 Days
Turiya Fund, L.P.		24,080,000	29,185,979	8.13%	Quarterly	45 Days
Bay Pond Partners, L.P.(3)		26,700,000	29,084,868	8.10%	Semi-annually	45 Days
Southpoint Qualified Fund, L.P.		26,300,000	28,356,366	7.90%	Quarterly	60 Days
Glenview Institutional Partners, L.P.		20,400,000	27,080,909	7.54%	Quarterly	45 Days
Hoplite Partners, L.P.		25,600,000	26,755,632	7.45%	Quarterly	45 Days
Pershing Square, L.P.		20,100,000	20,255,537	5.64%	Quarterly	65 Days
Viking Global Equities III Ltd.(2)	6,279	12,400,000	14,996,366	4.18%	Annually	45 Days
AKO Partners, L.P.(2)		12,706,864	13,840,666	3.85%	Quarterly	90 Days
Visium Balanced Offshore Fund Ltd.(2)	4,683	9,230,000	10,826,037	3.01%	Quarterly	60 Days
Merchants’ Gate Offshore Fund Ltd.(2)	8,000	8,000,000	8,393,748	2.34%	Semi-annually	60 Days
Soroban Cayman Fund Ltd.(2)	1,308	1,738,000	2,372,264	0.65%	Quarterly	60 Days

Total		216,254,864	240,520,869	66.97%

Event-Driven(b)
Corvex Partners, L.P.		34,800,000	36,802,271	10.25%	Quarterly	60 Days

Global Macro(c)
Tudor BVI Global Fund Ltd.(2)	161	19,080,000	19,413,770	5.40%	Quarterly	60 Days
BlueCrest Capital International Ltd.(2)	54,669	16,500,000	16,260,290	4.53%	Quarterly	90 Days

Total		35,580,000	35,674,060	9.93%

Credit-Driven(d)
Magnetar Constellation Fund Ltd.(2)	20,800	20,800,000	22,265,789	6.20%	Quarterly	90 Days

Multi-Category(e)
HBK Offshore Fund II, L.P.(2)		12,237,012	12,693,154	3.53%	Quarterly	90 Days
Elliott International Ltd.(2)	354	287,920	340,195	0.10%	Quarterly – Semi-annually	60 Days

Total		12,524,932	13,033,349	3.63%

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Schedule of Investments (Continued) (Unaudited)

September 30, 2013

	Shares	Cost	Fair Value	Percentage of Total Net Assets	Redemptions Permitted(1)	Redemption Notification Period(1)
Managed Futures(f)
BlueTrend Fund Ltd.(2)	39,500	$11,250,000	$ 10,070,630	2.80%	Monthly	30 Days

Total Investments in Investee Funds(4)(5)		$331,209,796	$358,366,968	99.78%

Other assets, less liabilities			787,419	0.22%

Total Net Assets			$359,154,387	100.00%

Percentage represents each respective investment in Investee Fund at fair value as compared to total net assets.

The Consolidated Master Fund is not able to obtain information about certain specific investments held by the Investee Funds due to lack of available data.

Investee Funds are organized in the United States, unless otherwise noted.

Investee Funds are non-income producing securities.

(1)	Reflects general redemption terms for each Investee Fund. See Note 4 for Fair Value Hierarchy disclosure.
(2)	Investee Fund is organized in a non-U.S. offshore jurisdiction.
(3)	Investee Fund is held by Blackstone Alternative Alpha Sub Fund I Ltd., which is wholly-owned by the Master Fund.
(4)	The total cost of Investee Funds organized in the United States is $177,980,000, with a fair value of $197,521,562.
(5)	The total cost of Investee Funds organized in non-U.S. offshore jurisdictions is $153,229,796, with a fair value of $160,845,406.
(a)	The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.
(b)	The Event-Driven strategy generally includes Investee Funds that are generally event-driven-focused and seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.
(c)	The Global Macro strategy generally includes global macro-focused Investee Funds with discretionary, directional, and inter-country exposure to commodities, equity, interest rates and currencies.
(d)	The Credit-Driven strategy generally includes credit-driven focused Investee Funds with a focus on fundamental hedged products or otherwise low net exposure, positional concentration and opportunistic directional exposures, mortgages, and non-mortgage asset-backed securities.
(e)	The Multi-Category strategy generally includes Investee Funds that invest across multiple strategies.
(f)	The Managed Futures strategy generally includes managed futures-focused Investee Funds that invest in systematic futures and foreign exchange forward trading strategies.

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Operations (Unaudited)

For the Six Months Ended September 30, 2013

Net Investment Loss:
Income:
Interest	$2,633

Total investment income	2,633

Expenses:
Management fees	1,822,987
Legal	155,006
Professional	106,616
Risk monitoring	68,047
Insurance	66,813
Administration	65,318
Printing	47,500
Trustee	31,387
Custody	28,186
Other	9,714

Total expenses	2,401,574

Net investment loss	(2,398,941)

Net Increase in Net Assets from Investments:
Net realized loss from investments in Investee Funds	(530,271)
Net change in unrealized appreciation from investments in Investee Funds	10,477,499

Net Increase in Net Assets from Investments	9,947,228

Net Increase in Net Assets from Operations	$7,548,287

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statements of Changes in Net Assets (Unaudited)

	For the Six Months Ended September 30, 2013	For the Year Ended March 31, 2013
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(2,398,941)	$(2,587,573)
Net realized loss from investments in Investee Funds	(530,271)	(212,497)
Net change in unrealized appreciation from investments in Investee Funds	10,477,499	16,679,673

Net increase in net assets from operations	7,548,287	13,879,603

Distributions of realized gains to shareholders	—	(282,667)

Capital Transactions:
Shareholder subscriptions	155,257,724	182,368,773
Reinvestment of dividends	—	282,667

Increase in net assets from capital transactions	155,257,724	182,651,440

Net Assets:
Total increase in net assets	162,806,011	196,248,376
Beginning of period	196,348,376	100,000

End of period	$359,154,387	$196,348,376

Accumulated net investment loss	$(4,929,710)	$(2,530,769)

Share Transactions:
Beginning of period	182,177	100
Shares issued	142,255	181,800
Shares reinvested	—	277

End of period	324,432	182,177

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Statement of Cash Flows (Unaudited)

For the Six Months Ended September 30, 2013

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$7,548,287
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized loss from investments in Investee Funds	530,271
Net change in unrealized appreciation from investments in Investee Funds	(10,477,499)
Purchases of investments in Investee Funds and subscriptions paid in advance to Investee Funds	(156,930,000)
Proceeds from redemptions of investments in Investee Funds	9,246,816
Increase in interest receivable	(169)
Increase in prepaid expenses	(13,080)
Increase in management fees payable	481,454
Decrease in trustee fees payable	(10,250)
Increase in payable to Investment Manager	185,883
Increase in accrued expenses and other liabilities	57,901

Net cash used in operating activities	(149,380,386)

Cash Flows from Financing Activities:
Proceeds from shareholder subscriptions and subscriptions received in advance	153,257,724

Cash provided by financing activities	153,257,724

Net change in cash	3,877,338
Cash, beginning of period	1,499,677

Cash, end of period	$5,377,015

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Consolidated Financial Highlights (Unaudited)

	For the Six Months Ended September 30, 2013	For the Year Ended March 31, 2013
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$1,077.79	$1,000.00
Income from Investment Operations:
Net investment loss[1]	(9.03)	(23.23)
Net realized and unrealized gain from investments	38.26	102.99

Net income from investment operations	29.23	79.76

Distributions of realized gains to shareholders	—	(1.97)

Net Asset Value, End of Period	$1,107.02	$1,077.79

Financial Ratios:[2]
Expenses to average net assets	1.64%	2.28%

Net investment loss to average net assets	(1.64)%	(2.27)%

Portfolio turnover	2.80%	9.01%

Total return[3]	2.71%	7.99%

Net assets, end of period (000s)	$359,154	$196,348

[1]	Calculated using average shares outstanding during the period.
[2]	Financial ratios have been annualized.
[3]	Total return has not been annualized.

The financial ratios represent the expenses and net investment loss to average monthly net assets for the period. The ratios do not reflect the Consolidated Master Fund’s share of the income and expenses of the underlying Investee Funds.

See accompanying Notes to Consolidated Financial Statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Unaudited)

September 30, 2013

1. Organization

Blackstone Alternative Alpha Master Fund (the “Master Fund”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, non-diversified, closed-end management investment company, commenced operations on April 1, 2012. Blackstone Alternative Alpha Fund and Blackstone Alternative Alpha Fund II (the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek to earn long-term risk-adjusted returns that are attractive as compared to those of traditional public-equity and fixed income markets.

The Master Fund owns 100% of the shareholder interest of Blackstone Alternative Alpha Sub Fund I Ltd. (the “Intermediate Fund”), an exempted company incorporated under the laws of the Cayman Islands on March 14, 2012 for the purpose of facilitating the implementation of the Master Fund’s investment objectives. The Consolidated Financial Statements include the financial statements of the Master Fund and the Intermediate Fund (collectively, the “Consolidated Master Fund”).

The investment manager of the Consolidated Master Fund and the Feeder Funds is Blackstone Alternative Asset Management L.P. (“BAAM” or the “Investment Manager”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. Each of the Master Fund and the Feeder Funds is a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAAM, the commodity pool operator of the Master Fund and the Feeder Funds, is registered as such with the CFTC, but has claimed relief under Rule 4.12(c)(3) of the Commodity Exchange Act from certain disclosure, reporting and recordkeeping requirements otherwise applicable to commodity pools. The Board of Trustees (the “Board” and each member a “Trustee”) of the Master Fund supervises the conduct of the Consolidated Master Fund’s and the Feeder Fund’s affairs and, pursuant to their investment management agreements, has engaged BAAM to manage the Consolidated Master Fund’s and Feeder Funds’ day-to-day investment activities.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Master Fund.

2. Basis of Presentation

The Consolidated Master Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. All inter-company accounts and transactions have been eliminated in consolidation.

The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

3. Significant Accounting Policies

Fair Value Measurements

Valuation Process

The valuation of the Consolidated Master Fund’s investments is reviewed monthly by the valuation committee (“Valuation Committee”). The Valuation Committee is delegated by the Board with the administration and oversight of the Consolidated Master Fund’s valuation policies and procedures. The

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued) (Unaudited)

September 30, 2013

Valuation Committee determines the fair value of investments in accordance with the current fair value guidance and as described below. In the event the Valuation Committee determines, in its discretion and based on its own due diligence and investment monitoring procedures, that the valuation of any investment determined, as set forth below, does not represent fair value, the Valuation Committee will value such investments at fair value in accordance with procedures adopted in good faith and approved by the Board, as may be amended from time to time.

Investments in Investee Funds

The fair value of investments in limited partnerships and investment funds (“Investee Fund(s)”) is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value.

The Consolidated Master Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent (“NAV”) if the reported NAV of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with Accounting Standards Codification 946, Financial Services-Investment Companies (“ASC 946”). In order to use the practical expedient, the Investment Manager has internal processes to independently evaluate the fair value measurement process utilized by the underlying Investee Fund to calculate the Investee Fund’s NAV in accordance with ASC 946. Such internal processes include the evaluation of the Investee Fund’s process and related internal controls in place to estimate the fair value of its underlying investments that are included in the NAV calculation, performing ongoing operational due diligence, review of the Investee Fund’s audited financial statements, and ongoing monitoring of other relevant qualitative and quantitative factors.

The fair value of investments in Investee Funds is reported net of management fees and incentive allocations/fees. The Investee Funds’ management fees and incentive allocations/fees are reflected in the net increase in net assets from investments in the Consolidated Statement of Operations.

Due to the inherent uncertainty of these estimates, these values may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

The investments in Investee Funds may involve varying degrees of interest rate risk, credit risk, foreign exchange risk, and market, industry or geographic concentration risk. While the Investment Manager monitors and attempts to manage these risks, the varying degrees of transparency into, and potential illiquidity of, the financial instruments held by the Investee Funds may hinder the Investment Manager’s ability to effectively manage and mitigate these risks.

The fair value of the Consolidated Master Fund’s assets and liabilities, which qualify as Financial Instruments under the existing accounting guidance for Financial Instruments, approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities due to their short term nature.

Investment Transactions and Related Investment Income and Expense

Investment transactions are accounted for on a trade date basis. Income and expenses, including interest, are recorded on an accrual basis.

The net realized gains or losses from investments in Investee Funds are recorded when the Consolidated Master Fund redeems or partially redeems its interest in the Investee Funds or receives distributions in excess of return of capital. Realized gains and losses from redemptions of investments are calculated using the first-in, first-out cost basis methodology.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued) (Unaudited)

September 30, 2013

Cash

At September 30, 2013, the Consolidated Master Fund had $5,377,015 of cash held at a major U.S. bank.

Contingencies

Under the Master Fund’s Declaration of Trust, the Master Fund’s officers and each Trustee are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Fund.

Additionally, in the normal course of business, the Consolidated Master Fund enters into contracts that contain a variety of representations and indemnifications. The Consolidated Master Fund’s maximum exposure under these arrangements is unknown. However, the Consolidated Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Income Taxes

The Consolidated Master Fund’s policy is to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to distribute substantially all of its investment company taxable income and net long-term capital gains to its shareholders. Therefore, no federal income tax provision is expected to be required. The Consolidated Master Fund files U.S. federal and various state and local tax returns.

Management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax return for the current open tax year ending October 31, 2013, and has concluded, as of September 30, 2013, no provision for income tax would be required in the Consolidated Master Fund’s financial statements. The Master Fund’s federal and state income and federal excise tax returns are subject to examination by the Internal Revenue Service and state taxing authorities.

The Intermediate Fund is a controlled foreign corporation (“CFC”) for U.S. income tax purposes, and is not expected to be subject to U.S. income tax. However, as a wholly-owned CFC, the Intermediate Fund’s net income and capital gains, to the extent of its earnings and profits, are consolidated into the Master Fund’s investment company taxable income.

For the current open tax year and for all major jurisdictions, management of the Intermediate Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of uncertain unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of capital gains, if any, are declared and paid annually. Dividends and capital gain distributions paid by the Master Fund will be reinvested in additional Shares (defined below) of the Master Fund unless a shareholder elects not to reinvest in Shares or is otherwise ineligible. Shares purchased by reinvestment will be issued at their net asset value on the ex-dividend date.

4. Fair Value Hierarchy

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Consolidated Master Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value of the Investee Fund is calculated in a manner consistent with the measurement

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued) (Unaudited)

September 30, 2013

principles applied to investment companies. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement or based on liquidity, as indicated by the redemption terms:

Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The Consolidated Master Fund does not adjust the quoted price for these investments.

Level 2 – Quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The Consolidated Master Fund’s investment in an Investee Fund shall be categorized within Level 2 if the Consolidated Master Fund has the ability to redeem its investment in the Investee Fund at the reported net asset value per share (or its equivalent) at the measurement date or within 90 days thereof, upon no greater than 90 days prior written notice.

Level 3 – Pricing inputs are unobservable for the investment and include instances where there is little, if any, market activity for the investment.

The Consolidated Master Fund has categorized within Level 3, investments in Investee Funds that are subject to a minimum holding period or lockup greater than 90 days from the measurement date, are in liquidation, cannot be redeemed within 90 days of the measurement date, are subject to redemption notice periods in excess of 90 days, have limited the individual amount of shareholder redemptions and/or aggregate amount of shareholder redemptions, or have suspended redemptions.

Investee Funds, as set forth in their governing legal agreements, may offer various liquidity terms for differing classes of investors. The Consolidated Master Fund’s investment in a particular Investee Fund may be comprised of investments with differing liquidity terms or investments that were made at different points in time resulting in differences in the effective minimum holding period or lockup or participation in side pocket investments. As such, the classification of investments in Investee Funds may not be indicative of the actual liquidity available to the Consolidated Master Fund associated with each investment at September 30, 2013.

The classification of investments in Investee Funds included in the table below is meant to be indicative of the Consolidated Master Fund’s classification of its investments in Investee Funds. It is not meant to be indicative of the classification of investments in the underlying portfolios of the Investee Funds within the fair value hierarchy.

The following is a summary categorization, as of September 30, 2013, of the Consolidated Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

Investments in Investee Funds by Strategy	Level 1	Level 2	Level 3	Total
Equity	$—	$76,056,110	$164,464,759	$240,520,869
Event-Driven	—	—	36,802,271	36,802,271
Global Macro	—	24,838,624	10,835,436	35,674,060
Credit-Driven	—	—	22,265,789	22,265,789
Multi-Category	—	—	13,033,349	13,033,349
Managed Futures	—	10,070,630	—	10,070,630
	$—	$110,965,364	$247,401,604	$358,366,968

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued) (Unaudited)

September 30, 2013

The changes in investments measured at fair value for which the Consolidated Master Fund used Level 3 inputs to determine fair value are as follows:

	Investments in Investee Funds by Strategy
	Equity	Event- Driven	Global Macro	Credit- Driven	Multi- Category	Total
Beginning Balance March 31, 2013	$121,171,459	$12,979,656	$6,558,335	$14,256,794	$4,792,331	$159,758,575
Transfers into Level 3	2,700,501	—	—	—	—	2,700,501
Transfers out of Level 3	(44,343,891)	—	(5,538,694)	—	—	(49,882,585)
Net realized gain (loss)	(530,271)	—	—	—	—	(530,271)
Net change in unrealized appreciation	6,736,690	1,822,615	(184,205)	508,995	241,018	9,125,113
Purchases	86,400,000	22,000,000	10,000,000	7,500,000	8,000,000	133,900,000
Sales	(7,669,729)	—	—	—	—	(7,669,729)

Ending Balance September 30, 2013	$164,464,759	$36,802,271	$10,835,436	$22,265,789	$13,033,349	$247,401,604

Change in unrealized appreciation (depreciation) related to investments still held as of September 30, 2013	$6,618,238	$1,822,615	$(184,205)	$508,995	$241,018	$9,006,661

The Consolidated Master Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 are primarily due to updated liquidity terms, transfers between different strategies, or upon expiration of liquidity restrictions.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued) (Unaudited)

September 30, 2013

The following table summarizes investments in Investee Funds, by investment strategy and the amount of the investments in Investee Funds that cannot be redeemed because of redemption restrictions put in place by the Investee Funds. In instances where redemptions were restricted, the maximum remaining redemption restriction period is disclosed. Where the remaining redemption restriction period is not known, the date the redemption restriction commenced is disclosed.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Category (A)		Category (B)
		Amount $	Maximum Remaining Redemption Restriction Period	Amount $	Redemption Restriction Commencement Date	Total $ (A) + (B)

Equity	—	164,464,759	24 months	—	N/A	164,464,759

Event-Driven	—	36,802,271	12 months	—	N/A	36,802,271

Global Macro	—	10,835,436	12 months	—	N/A	10,835,436

Credit-Driven	—	22,265,789	24 months	—	N/A	22,265,789

Multi-Category	558,576	13,033,349	24 months	—	N/A	13,033,349

Category (A) Investments in Investee Funds cannot be redeemed and the maximum remaining redemption restriction period is disclosed. The maximum remaining redemption restriction period is based on the restriction period for Investee Funds as defined in each respective Investee Fund’s governing legal agreements without consideration of the length of time elapsed from the date of the investment in the Investee Fund. The Consolidated Master Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

Category (B) Investments in Investee Funds cannot be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

Purchases and sales of investments for the period ended September 30, 2013 were $165,930,000 and $7,669,729, respectively.

5. Fund Terms

Issuance of Shares

The Master Fund is authorized to issue an unlimited number of shares of beneficial interest (“Shares”). The Master Fund will issue Shares as of the first business day of the month or at such other times as determined by the Board upon receipt of an initial or additional application for Shares. The Shares are subject to restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s Declaration of Trust.

Repurchase of Shares

Repurchases will be made only at such times and on such terms as may be determined by the Board, in its sole discretion.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued) (Unaudited)

September 30, 2013

6. Related Party Transactions

Management Fee

The Master Fund pays the Investment Manager a management fee (the “Management Fee”) quarterly in arrears (accrued on a monthly basis), equal to 1.25% (annualized) of the Master Fund’s net asset value. The Management Fee for any period less than a full quarter is pro-rated.

Expense Payments

The Investment Manager pays expenses on behalf of the Consolidated Master Fund and is subsequently reimbursed for such payments. For the period ended September 30, 2013, Blackstone Alternative Alpha Fund allocated to the Consolidated Master Fund, through investments in the Master Fund, $358,135 of the repayment amounts under the Feeder Fund’s Expense Limitation and Reimbursement Agreements. This allocation reduced the amount payable by the Consolidated Master Fund to the Investment Manager. As of September 30, 2013, the Consolidated Master Fund had $249,752 payable to the Investment Manager recorded in the Consolidated Statement of Assets and Liabilities.

7. Financial Instruments and Off-Balance Sheet Risk

In the normal course of business, the Investee Funds may enter into certain financial instrument transactions which may result in off-balance sheet market risk and credit risk. The Investee Funds invest in these instruments for trading and hedging purposes. The Consolidated Master Fund is indirectly subject to certain risks arising from investments made by the Investee Funds.

Market Risk

Market risk is the risk of potential adverse changes to the value of financial instruments because of changes in market conditions such as interest and currency rate movements. The Consolidated Master Fund is exposed to market risk indirectly as a result of the types of investments that the Investee Funds make. The Consolidated Master Fund actively monitors its exposure to market risk.

Investee Funds may invest in entities that trade or may invest directly in interest rate swaps, credit default swaps, exchange-traded and over-the-counter options, futures transactions, forward transactions, and securities sold, not yet purchased.

Credit Risk

Credit risk arises from the potential inability of counterparties to perform their obligations under the terms of a contract. The Consolidated Master Fund is indirectly exposed to credit risk related to the amount of accounting loss that the Investee Funds would incur if a counterparty failed to perform its obligations under contractual terms and if the Investee Funds fail to perform under their respective agreements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Notes to Consolidated Financial Statements (Continued) (Unaudited)

September 30, 2013

8. Income Taxes

The primary difference between book and tax appreciation/depreciation of Investee Funds is attributable to adjustments to the tax basis of Investee Funds based on allocation of income and distributions from Investee Funds and the realization for tax purposes of financial statement unrealized gain/loss. In addition, the cost of Investee Funds for federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Investee Funds. As of September 30, 2013, the aggregate cost of Investee Funds and the composition of unrealized appreciation and depreciation on Investee Funds for federal income tax purposes are noted below.

Federal tax cost of investments in Investee Funds	$332,221,059

Gross unrealized appreciation	$27,564,989
Gross unrealized depreciation	(1,419,080)

Net unrealized appreciation	$26,145,909

9. Subsequent Events

On September 26, 2013, the Master Fund commenced an offer to purchase (“Offer”) up to 45,430 Shares at a price equal to the Shares’ net asset value effective as of December 31, 2013. The Offer expires on December 20, 2013.

The Consolidated Master Fund has evaluated the impact of subsequent events through the date of financial statement issuance and determined there were no subsequent events outside of the normal course of business requiring adjustment to or disclosure in the financial statements.

Blackstone Alternative Alpha Master Fund and Subsidiary

Supplemental Information (Unaudited)

September 30, 2013

Management of the Fund

The Consolidated Master Fund’s operations are managed by the Investment Manager under the direction and oversight of the Board of Trustees. A majority of the Trustees are not “interested persons” (as defined in the 1940 Act) of the Consolidated Master Fund (the “Independent Trustees”). The Consolidated Master Fund’s Trustees and officers are subject to removal or replacement in accordance with Massachusetts law and the Master Fund’s Declaration of Trust. The Trustees serving on the Board of Trustees were elected by the initial shareholder of the Master Fund. The Consolidated Master Fund’s Board of Trustees also serves as the board of trustees of the Feeder Funds. The Master Fund and the Feeder Funds will be referred to together herein as the “Master-Feeder Funds.”

Compensation for Trustees

The Master-Feeder Funds pay no compensation to any of their officers or to the Trustees who are not Independent Trustees. Each Independent Trustee is paid by the Master-Feeder Funds $20,000 per fiscal year in aggregate for his or her services to the Master-Feeder Funds, and the Chair of the Audit Committee receives an additional $2,000 per fiscal year. The Trustees are reimbursed by the Master-Feeder Funds for their travel expenses related to Board meetings.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Consolidated Master Fund as of September 30, 2013.

Asset Class(1)	Fair Value	%
Equity	$240,520,869	67.12%
Event-Driven	36,802,271	10.27%
Global Macro	35,674,060	9.95%
Credit-Driven	22,265,789	6.21%
Managed Futures	13,033,349	3.64%
Multi-Category	10,070,630	2.81%

Total Investments	$358,366,968	100.00%

(1)	The complete list of investments included in the listed asset class categories is included in the Consolidated Schedule of Investments of the Consolidated Master Fund.

Form N-Q Filings

The Consolidated Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Consolidated Master Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov within 60 days after the Consolidated Master Fund’s first and third fiscal quarters. The Consolidated Master Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings and allocations shown on any Form N-Q are as of the date indicated in the filing and may not be representative of future investments. Holdings and allocations should not be considered research or investment advice and should not be relied upon in making investment decisions.

Proxy Voting Policies

The Master Fund and the Feeder Funds have delegated proxy voting responsibilities to the Investment Manager, subject to the Board’s general oversight. A description of the policies and procedures used to vote proxies related to the Master Fund’s and the Feeder Funds’ portfolio securities, and information regarding

Blackstone Alternative Alpha Master Fund and Subsidiary

Supplemental Information (Continued) (Unaudited)

September 30, 2013

how the Master Fund and the Feeder Funds voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30, 2013, is available (1) without charge, upon request, by calling toll free, 1-888-386-9490 and (2) on the SEC’s website at http://www.sec.gov.

Additional Information

The Master Fund’s registration statement includes additional information about the Trustees of the Fund. The registration statement is available, without charge, upon request by calling 1-888-386-9490.

Blackstone Alternative Alpha Master Fund

Trustees

John M. Brown, Chairman

Frank J. Coates

Paul J. Lawler

Kristen M. Leopold

Peter Koffler

Investment Manager

Blackstone Alternative Asset Management L.P.

345 Park Avenue

New York, New York 10154

Administrator, Custodian, Fund

Accounting Agent and Transfer Agent

Citi Fund Services Ohio, Inc.

3435 Stelzer Road

Columbus, Ohio 43219

Officers

Brian F. Gavin, President and Principal Executive Officer

Arthur Liao, Treasurer and Principal Financial and Accounting Officer

Peter Koffler, Chief Compliance Officer

Scott Sherman, Chief Legal Officer

Stephen Buehler, Secretary

Independent Registered Public

Accounting Firm

Deloitte & Touche LLP

Two World Financial Center

New York, New York 10281

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

This report, including the financial information herein, is transmitted to the shareholders of Blackstone Alternative Alpha Master Fund for their information. It is not a prospectus or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information, on the Fund’s website at www.blackstone.com/blackstone-alternative-alpha-funds. You can also get this information at no cost by calling the Fund at 1-888-386-9490.

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant’s Consolidated Schedule of Investments as of the close of the reporting period is included in the Report to Shareholders filed under item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to this semi-annual report.
(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective as of the date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to this semi-annual report.
(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable to this semi-annual report.
(b)	Certifications pursuant to Rule 30a-2(b) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Blackstone Alternative Alpha Master Fund

By (Signature and Title)         /s/ Brian F. Gavin

Brian F. Gavin, President (Principal Executive Officer)

Date:       December 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Brian F. Gavin

Brian F. Gavin, President (Principal Executive Officer)

Date:       December 5, 2013

By (Signature and Title)         /s/ Arthur Liao

Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

Date:       December 5, 2013